ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2025
Accrued Liabilities [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES

(in thousands of $)	2025	2024
Vessel and rig operating expenses	34,939	32,351
Administrative expenses	1,105	1,740
Accrued income taxes	2,725	3,675
Interest expense	13,125	13,663
	51,894	51,429